Consolidated Statements of Cash Flows (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash flows from operating activities:
Net income	¥ 130,118	¥ 45,433	¥ 33,203
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	71,544	72,829	97,577
Provision for doubtful accounts and loss on bad debts (Note 7)	2,039	9,389	671
Write-down of inventories	5,291	9,207	8,719
Deferred income taxes (Note 16)	6,470	(9,080)	3,852
Equity in (earnings) losses of affiliates and unconsolidated subsidiaries (Notes 4, 7 and 13)	160	18,297	(6,460)
(Gains) losses on sales of securities, net (Note 3)	(52)	93	2,840
Losses on impairment of securities (Notes 3 and 4)	341	217	7,141
(Gains) losses on sales of property, plant and equipment, and intangible assets, net (Note 17)	967	(1,319)	(8,314)
Losses on impairment of property, plant and equipment, and intangible assets (Notes 4 and 21)	712	597	2,730
Losses on impairment of goodwill (Notes 4 and 9)		22	3,457
Foreign currency adjustments	506	1,100	(2,074)
Change in assets and liabilities:
(Increase) decrease in receivables	(38,043)	(38,823)	75,866
(Increase) decrease in inventories	(69,368)	10,416	643
Increase in advance payment	(20,008)	(22,734)	(8,811)
(Increase) decrease in other current assets	(616)	(174)	4,275
Increase (decrease) in notes and accounts payable	29,422	40,400	(77,648)
Increase (decrease) in accrued income taxes	2,039	6,152	(21,024)
Increase (decrease) in other current liabilities	3,033	4,420	(12,404)
Decrease in other non-current liabilities	(2,871)	(5,724)	(737)
Other, net	(1,997)	(3,135)	(5,708)
Net cash provided by operating activities	119,687	137,583	97,794
Cash flows from investing activities:
Payments for purchases of available-for-sale securities	(11,837)	(27,613)	(28,606)
Payments for purchases of held-to-maturity securities	(67,174)	(59,841)	(46,187)
Payments for purchases of other securities	(5,173)	(4,207)	(1,192)
Proceeds from sales and maturities of available-for-sale securities	9,568	21,483	22,026
Proceeds from maturities of held-to-maturity securities	42,534	38,649	33,756
Acquisitions of businesses, net of cash acquired (Notes 2 and 20)	(1,581)	(4,715)	(47,512)
Payments for purchases of property, plant and equipment	(65,844)	(36,491)	(77,267)
Payments for purchases of intangible assets	(6,568)	(3,876)	(7,924)
Proceeds from sales of property, plant and equipment, and intangible assets	491	3,065	12,893
Acquisition of certificate of deposits and time deposits	(303,482)	(356,472)	(290,536)
Withdrawal of certificate of deposits and time deposits	287,376	377,958	230,645
Other, net	326	2,742	(1,540)
Net cash used in investing activities	(121,364)	(49,318)	(201,444)
Cash flows from financing activities:
Increase (decrease) in short-term debt, net	4,044	(6,510)	2,536
Proceeds from issuance of long-term debt	10,708	14,707	1,869
Payments of long-term debt	(15,707)	(20,236)	(5,588)
Dividends paid	(23,654)	(23,537)	(24,248)
Purchase of treasury stock	(69)	(59)	(38,219)
Reissuance of treasury stock	2	4	3,045
Other, net	(2,144)	(2,416)	(2,325)
Net cash used in financing activities	(26,820)	(38,047)	(62,930)
Effect of exchange rate changes on cash and cash equivalents	(11,158)	(6,339)	(11,759)
Net increase (decrease) in cash and cash equivalents	(39,655)	43,879	(178,339)
Cash and cash equivalents at beginning of year	313,126	269,247	447,586
Cash and cash equivalents at end of year	¥ 273,471	¥ 313,126	¥ 269,247